Contingent assets and liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contingent assets and liabilities [Line Items]
Fair value of guarantees recognized on the balance sheet
Increase (decrease) of off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	€ (14)
Off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	€ 2	€ 16